Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Statutory federal income tax rate	34.00%
Tax benefit attributable to security gains (losses)	$ 0	$ (3)